United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/24

Date of Reporting Period: Six months ended 04/30/24

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2024

Emerging Markets Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2024, the Fund’s issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Brazil	12.0%
Turkey	10.5%
Mexico	10.2%
Argentina	9.1%
Colombia	8.6%
Egypt	4.7%
Nigeria	3.8%
Dominican Republic	3.5%
South Africa	3.0%
United States	2.6%
Bahrain	2.4%
China	2.0%
Guatemala	1.9%
India	1.7%
Oman	1.6%
United Arab Emirates	1.4%
Ivory Coast	1.4%
Angola	1.3%
Costa Rica	1.2%
Ecuador	1.2%
Chile	1.1%
Morocco	1.1%
Pakistan	1.1%
Peru	1.0%
Other[2]	9.6%
Derivatives[3]	0.1%
Cash Equivalents[4]	1.1%
Other Assets and Liabilities—Net[5]	0.8%
TOTAL	100%

1
This table depicts the Fund’s exposure to various countries through its investment in foreign fixed-income securities along with the Fund’s holdings of cash equivalents and other assets and liabilities. With respect to foreign fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund’s Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer’s head office, the jurisdiction of the Issuer’s incorporation, the location of the principal trading market for the Issuer’s securities or the country from which a majority of the Issuer’s revenue is derived.

2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund’s total net assets have been aggregated under the designation “Other.”
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statements of Assets and Liabilities for information regarding the Fund’s foreign cash position.

5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2024 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—74.0%
		Banking—1.9%
$ 1,250,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	$1,227,993
2,500,000	[1]	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 8.748%, 10/15/2024	2,508,260
500,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 6.000%, 3/18/2031	485,075
1,000,000		Bonos Banco Cent Argentina, Series 3, 3.000%, 5/31/2026	790,410
2,140,000		Bonos Banco Cent Argentina, Unsecd. Note, Series 1A, 5.000%, 10/31/2027	1,906,290
2,140,000		Bonos Banco Cent Argentina, Unsecd. Note, Series 1B, 5.000%, 10/31/2027	1,721,651
2,260,000		Bonos Banco Cent Argentina, Unsecd. Note, Series 1C, 5.000%, 10/31/2027	1,695,701
2,260,000		Bonos Banco Cent Argentina, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	1,651,563
1,500,000	[2]	Bonos Banco Cent Argentina, Unsecd. Note, Series 2, 0.000%, 6/30/2025	1,377,540
400,000		Central American Bank, Sr. Unsecd. Note, 144A, 5.000%, 2/9/2026	395,621
750,000		Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 5.950%, 4/30/2029	744,000
700,000		Export-Import Bank Korea, Sr. Unsecd. Note, 5.125%, 9/18/2033	687,966
500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	470,976
1,000,000	[1]	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, 3.200%, 9/24/2026	944,412
3,000,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 9.000%, 10/12/2028	3,142,941
		TOTAL	19,750,399
		Chemicals & Plastics—0.9%
4,800,000		Groupe Office Cherifien des Phosphates S.A., Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	3,474,672
1,000,000		Groupe Office Cherifien des Phosphates S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	973,220
5,500,000		Office Cherifien, Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	4,586,813
		TOTAL	9,034,705
		Finance—0.6%
3,000,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,855,960
3,000,000	[1]	MAF Global Securities, Jr. Sub. Deb., 6.375%, 3/20/2026	2,966,046
		TOTAL	5,822,006
		Financial Intermediaries—0.1%
600,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	546,924
1,000,000		ICD Funding Ltd., Sr. Unsecd. Note, 3.223%, 4/28/2026	950,432
		TOTAL	1,497,356
		Metals & Mining—0.1%
1,000,000		Codelco, Inc., Sr. Unsecd. Note, REGS, 5.125%, 2/2/2033	928,318
		Oil & Gas—11.4%
3,500,000		Ecopetrol S.A., Sr. Unsecd. Note, 5.875%, 11/2/2051	2,373,229
5,000,000		Ecopetrol S.A., Sr. Unsecd. Note, 6.875%, 4/29/2030	4,772,997
938,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.375%, 1/19/2036	912,460
2,200,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	2,290,163
12,400,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	12,699,162
900,000		Edo Sukuk Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/21/2033	907,763
5,500,000		Pemex Project Funding Master Trust, Co. Guarantee, 6.625%, 6/15/2035	4,067,007
1,000,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 5.093%, 1/15/2030	938,224
6,300,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.500%, 7/3/2033	6,220,211
2,049,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.900%, 3/19/2049	1,901,424
1,000,000		Petrobras International Finance Co., Co. Guarantee, 6.750%, 1/27/2041	953,324
1,000,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 4.750%, 6/19/2032	749,893
2,500,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 5.625%, 6/19/2047	1,545,120
750,000		Petroleos Mexicanos, 6.500%, 6/2/2041	495,971
3,000,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	2,602,002
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Oil & Gas—continued
$7,600,000	Petroleos Mexicanos, Sr. Secd. Note, 10.000%, 2/7/2033	$7,450,948
4,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.500%, 1/23/2026	3,760,199
8,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.490%, 1/23/2027	7,507,407
9,500,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	8,903,219
9,500,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	7,774,183
6,800,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	4,345,645
7,400,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	4,713,468
6,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	4,181,048
7,600,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	6,649,086
5,500,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	3,401,054
3,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	2,659,457
200,000	Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	166,633
3,000,000	Qatar Petroleum, Sr. Unsecd. Note, REGS, 3.125%, 7/12/2041	2,153,205
2,000,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, REGS, 4.375%, 4/16/2049	1,588,436
400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	391,102
1,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	1,051,604
1,000,000	Southern Gas Corridor CJSC, Sr. Unsecd. Note, REGS, 6.875%, 3/24/2026	1,006,280
227,000	YPF Energia Electrica S.A., Sr. Unsecd. Note, 144A, 10.000%, 7/25/2026	226,254
2,835,000	YPF Sociedad Anonima, Sec. Fac. Bond, 9.500%, 1/17/2031	2,866,480
250,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	247,567
2,500,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	1,780,049
1,000,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.500%, 7/28/2025	974,607
	TOTAL	117,226,881
	Real Estate—0.1%
800,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	730,723
	Sovereign—56.2%
1,500,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	1,363,125
3,800,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	3,432,160
1,700,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.000%, 11/26/2029	1,544,875
4,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.250%, 5/9/2028	3,762,560
1,800,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	1,827,000
23,885,876	Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	13,818,218
4,400,000	Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	2,589,210
17,100,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	7,475,418
26,292,671	Argentina, Government of, Sr. Unsecd. Note, 3.625%, 7/9/2035	12,062,550
3,350,000	Argentina, Government of, Sr. Unsecd. Note, 3.625%, 7/9/2046	1,594,608
15,900,000	Argentina, Government of, Sr. Unsecd. Note, 4.250%, 1/9/2038	8,102,239
17,398,291	Argentina, Government of, Unsecd. Note, 0.750%, 7/9/2030	9,743,043
2,500,000	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	1,437,500
20,000,000	Argentina, Government of, Unsecd. Note, 3.625%, 7/9/2035	9,300,000
3,000,000	Argentina, Government of, Unsecd. Note, 4.250%, 1/9/2038	1,482,180
1,200,000	Armenia, Government of, Sr. Unsecd. Note, REGS, 3.950%, 9/26/2029	1,016,184
1,300,000	Azerbaijan, Government of, Sr. Unsecd. Note, REGS, 3.500%, 9/1/2032	1,071,970
4,500,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.000%, 11/21/2028	3,979,626
1,250,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 9.000%, 6/16/2029	1,216,250
4,800,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	4,771,997
2,000,000	Banco Nacional de Comercio Exterior, Sub., REGS, 2.720%, 8/11/2031	1,772,459
EUR 1,300,000	Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,118,504
$ 600,000	Benin, Government of, Sr. Unsecd. Note, 144A, 7.960%, 2/13/2038	566,112
500,000	Bolivia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 3/20/2028	283,750
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$2,800,000		Bolivia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 3/20/2028	$1,589,000
700,000		Bolivia, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/2/2030	413,350
PEN 10,000,000		Bonos De Tesoreria, Sr. Unsecd. Note, 7.300%, 8/12/2033	2,673,686
$ 3,000,000		Brazil, Government of, Bond, 8.250%, 1/20/2034	3,338,790
5,000,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	4,064,930
4,000,000		Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	3,391,937
8,000,000		Brazil, Government of, Sr. Unsecd. Note, 3.875%, 6/12/2030	7,024,744
3,000,000		Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	2,111,367
15,450,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	14,757,343
6,700,000		Brazil, Government of, Sr. Unsecd. Note, 6.125%, 3/15/2034	6,406,518
2,000,000		Brazil, Government of, Sr. Unsecd. Note, 6.250%, 3/18/2031	1,982,724
3,683,000		Brazil, Government of, Sr. Unsecd. Note, 7.125%, 5/13/2054	3,517,986
2,000,000		Brazil, Government of, Unsecd. Note, 4.500%, 5/30/2029	1,860,024
BRL 10,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2025	1,981,460
8,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	1,557,748
$ 4,500,000		Colombia, Government of, 7.375%, 9/18/2037	4,288,034
800,000		Colombia, Government of, Bond, 10.375%, 1/28/2033	935,848
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	1,126,874
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 2/15/2061	808,990
6,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	5,378,438
4,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	2,753,762
12,513,000		Colombia, Government of, Sr. Unsecd. Note, 7.500%, 2/2/2034	12,300,225
14,000,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 4/20/2033	14,282,918
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	1,511,922
6,000,000		Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	6,182,288
8,500,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	8,602,836
2,500,000		Costa Rica, Government of, Unsecd. Note, 144A, 7.300%, 11/13/2054	2,600,406
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	892,897
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,318,749
2,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	1,628,622
2,800,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	2,646,000
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.450%, 4/30/2044	1,525,958
5,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	4,812,498
5,450,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	4,437,995
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	2,942,315
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	2,932,118
8,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	7,938,000
1,750,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	1,598,667
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.850%, 1/27/2045	1,140,323
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	508,653
2,400,000	[2]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	1,304,611
5,515,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 2.500%, 7/31/2040	2,812,650
8,575,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 3.500%, 7/31/2035	4,696,576
3,250,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/31/2030	2,281,898
EGP 568,875,000	[2]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 0.000%, 12/3/2024	10,319,920
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	429,548
$ 2,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	1,620,104
1,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	958,428
2,400,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	2,154,000
400,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	331,144
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$5,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.750%, 9/30/2051	$4,476,974
7,700,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	6,039,264
4,500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 2/16/2031	3,504,375
EUR 1,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	859,096
$ 2,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	1,885,254
7,700,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/29/2032	6,375,446
1,700,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	1,230,460
5,800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.500%, 1/31/2047	4,418,092
3,400,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.700%, 3/1/2049	2,629,172
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 0.250%, 4/17/2030	41,561
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.250%, 4/17/2030	1,340,080
1,248,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	1,104,031
4,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	2,572,611
1,400,000		Gabon, Government of, Sr. Unsecd. Note, 144A, 7.000%, 11/24/2031	1,099,252
1,500,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.950%, 6/16/2025	1,444,500
2,200,000	[3,4]	Ghana, Government of, Sr. Unsecd. Note, REGS, 6.375%, 2/11/2027	1,055,314
1,000,000	[3,4]	Ghana, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/16/2029	482,060
2,000,000	[3,4]	Ghana, Government of, Sr. Unsecd. Note, REGS, 7.750%, 4/7/2029	964,440
500,000	[3,4]	Ghana, Government of, Sr. Unsecd. Note, REGS, 8.125%, 3/26/2032	241,325
500,000	[3,4]	Ghana, Government of, Sr. Unsecd. Note, REGS, 8.950%, 3/26/2051	240,655
1,000,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	650,000
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.650%, 10/7/2041	2,271,000
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/13/2028	942,036
4,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.900%, 6/1/2030	3,716,000
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.375%, 4/24/2032	2,790,291
2,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 6.600%, 6/13/2036	1,956,652
1,250,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 7.050%, 10/4/2032	1,274,375
1,000,000		Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	941,764
3,000,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, REGS, 5.125%, 6/22/2026	2,913,948
3,000,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, REGS, 7.250%, 2/24/2027	3,038,820
3,000,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, REGS, 9.758%, 11/13/2025	3,154,500
2,200,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	1,882,589
IDR 10,000,000,000		Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	663,190
EUR 1,038,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	999,061
$ 1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	865,280
1,300,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	1,242,020
3,221,670		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	2,986,649
6,300,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	5,451,264
2,100,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	2,033,850
1,000,000		Jamaica, Government of, 7.875%, 7/28/2045	1,143,746
2,300,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	2,062,594
500,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	425,375
600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	474,068
500,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	500,000
2,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	1,927,084
200,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	188,101
500,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.000%, 5/22/2032	456,050
2,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	1,680,000
5,600,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	4,865,952
5,200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	4,660,375
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$4,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	$3,500,000
1,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	1,023,810
3,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	2,607,120
3,500,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.625%, 9/30/2031	3,221,407
1,700,000	[3,4]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 12/31/2099	89,930
1,000,000	[3,4]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	63,750
MXN 180,000		Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	899,351
$ 5,000,000		Mexico, Government of, Sr. Unsecd. Note, 3.771%, 5/24/2061	3,029,105
1,000,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 3.500%, 7/7/2027	888,062
700,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 4/7/2026	674,084
1,250,000		Morocco, Government of, Sr. Unsecd. Note, 144A, 4.000%, 12/15/2050	819,500
1,500,000		Morocco, Government of, Sr. Unsecd. Note, REGS, 4.000%, 12/15/2050	984,300
4,300,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	3,565,990
2,800,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	2,647,148
3,500,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.125%, 9/28/2028	3,081,260
3,300,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	3,052,764
1,400,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	1,227,240
4,600,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	3,404,690
3,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.375%, 3/24/2029	2,835,480
3,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	3,000,000
2,000,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	1,748,152
BRL 12,000		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	2,182,447
$ 3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.500%, 3/8/2047	2,910,000
4,500,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	4,448,070
3,500,000		Oman, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/25/2051	3,567,158
5,600,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	4,797,800
2,800,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 6.000%, 4/8/2026	2,513,840
4,100,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	3,905,250
1,500,000		Panama, Government of, Sr. Unsecd. Note, 2.252%, 9/29/2032	1,036,202
500,000		Panama, Government of, Sr. Unsecd. Note, 4.500%, 4/16/2050	320,202
1,900,000		Panama, Government of, Sr. Unsecd. Note, 4.500%, 1/19/2063	1,158,001
1,250,000		Panama, Government of, Sr. Unsecd. Note, 7.500%, 3/1/2031	1,264,126
500,000		Panama, Government of, Sr. Unsecd. Note, 8.000%, 3/1/2038	509,143
2,300,000		Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	2,164,300
1,000,000		Paraguay, Government of, 144A, 5.400%, 3/30/2050	832,500
4,000,000		Paraguay, Government of, Sr. Secd. Note, REGS, 4.950%, 4/28/2031	3,752,000
2,000,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	1,687,500
1,000,000		Peru, Government of, 6.550%, 3/14/2037	1,033,200
3,200,000		Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	2,135,712
2,300,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.375%, 1/30/2034	2,247,100
1,000,000		Romania, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/27/2032	827,012
900,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	723,375
300,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.750%, 1/18/2028	294,339
500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 5.000%, 1/18/2053	421,920
EUR 3,000,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	2,363,947
$ 1,000,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	733,592
3,800,000		Serbia, Government of, Sr. Unsecd. Note, 144A, 6.500%, 9/26/2033	3,790,500
1,000,000		Serbia, Government of, Sr. Unsecd. Note, REGS, 2.125%, 12/1/2030	777,950
1,500,000		Sharjah Govt., Sr. Unsecd. Note, REGS, 4.000%, 7/28/2050	929,691
500,000		Sharjah Sukuk Program, Sr. Unsecd. Note, Series EMTN, 4.226%, 3/14/2028	472,595
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$2,600,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	$2,312,024
4,000,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	2,623,480
3,500,000		South Africa, Government of, Sr. Unsecd. Note, 5.650%, 9/27/2047	2,474,150
2,200,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	1,955,250
2,300,000		South Africa, Government of, Sr. Unsecd. Note, 6.250%, 3/8/2041	1,849,062
2,400,000		South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	1,838,856
COP 10,000,000,000		Titulos De Tesoreria, Unsecd. Note, Series B, 7.250%, 10/18/2034	2,016,388
$ 500,000		Tunisia, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	469,250
1,000,000		Turkey, Government of, Note, 7.375%, 2/5/2025	1,010,946
2,300,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 3/13/2025	2,266,650
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	1,927,120
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	4,396,266
5,500,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 10/9/2026	5,319,380
6,700,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	4,572,750
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.125%, 2/17/2028	4,246,875
2,800,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	2,513,000
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	1,997,500
3,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	2,364,000
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	1,812,500
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	2,741,400
3,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	3,443,125
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	2,411,700
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	1,942,000
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.500%, 9/20/2033	1,848,000
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.750%, 5/30/2040	2,639,670
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 3/17/2036	3,699,920
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	4,561,875
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.125%, 7/13/2030	2,150,000
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 3/14/2029	2,165,000
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 1/19/2033	4,966,875
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.875%, 1/15/2028	4,385,000
6,000,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	5,007,648
1,000,000	[3,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 6.876%, 5/21/2031	248,600
4,000,000	[3,4]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.253%, 3/15/2035	983,392
2,000,000	[3,4]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	628,720
900,000	[3,4]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	283,284
2,700,000	[3,4]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2026	781,855
1,000,000	[3,4]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2027	280,960
10,500,000	[3,4]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 8.994%, 2/1/2026	3,316,110
1,505,000	[3,4]	Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	797,650
4,000,000	[3,4]	Ukraine, Government of, Unsecd. Note, REGS, 7.750%, 9/1/2028	1,119,760
1,500,000		United Arab Emirates, Government of, Sr. Unsecd. Note, REGS, 4.375%, 3/10/2051	997,923
EUR 1,300,000		United Mexican States, Sr. Unsecd. Note, 4.489%, 5/25/2032	1,382,158
$ 1,800,000		United Mexican States, Sr. Unsecd. Note, 6.000%, 5/7/2036	1,733,013
1,500,000		Uzbekistan, Government of, Sr. Unsecd. Note, REGS, 5.375%, 2/20/2029	1,371,852
2,653,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	436,789
2,000,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 9.250%, 5/7/2028	381,395
		TOTAL	576,001,692
		State/Provincial—0.7%
333,678		Bono Gar Prov Del Chubut, Term Loan - 1st Lien, REGS, 7.750%, 7/26/2030	303,407
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		State/Provincial—continued
$312,000		Brazil Minas SPE, Sec. Fac. Bond, 144A, 5.333%, 2/15/2028	$307,278
1,079,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,046,630
1,043,743		Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 6.375%, 9/1/2037	459,247
6,528,305		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 6.375%, 9/1/2037	2,872,454
708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 6.990%, 6/1/2027	559,637
1,753,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 6.990%, 6/1/2027	1,384,870
151,052	[3,4]	Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 8.100%, 8/8/2028	117,821
		TOTAL	7,051,344
		Telecommunications & Cellular—0.1%
1,500,000		Oryx Funding Ltd., Sr. Unsecd. Note, REGS, 5.800%, 2/3/2031	1,481,619
		Transportation—0.4%
2,000,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	1,596,540
1,500,000	[1]	DP World Salaam, Jr. Sub. Note, 6.000%, 10/1/2025	1,490,032
900,000	[3,4]	State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2030	255,375
600,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	591,384
		TOTAL	3,933,331
		Utilities—1.5%
1,200,000		Eig Pearl Holdings S.a.r.l, Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	903,252
3,000,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	2,841,585
1,300,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.350%, 8/10/2028	1,231,353
4,900,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	4,835,614
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	742,773
900,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	817,659
400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	325,257
1,000,000		Lamar Funding Ltd., Sr. Unsecd. Note, REGS, 3.958%, 5/7/2025	974,810
450,000	[3,4]	NPC Ukrenergo, Sr. Unsecd. Note, 144A, 6.875%, 11/9/2028	169,223
900,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	875,680
2,500,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, Series EMTN, 1.625%, 8/5/2030	2,041,745
		TOTAL	15,758,951
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $731,037,053)	759,217,325
		CORPORATE BONDS—21.8%
		Air Transportation—0.4%
900,000		Embraer Netherlands B.V., Sr. Unsecd. Note, 144A, 7.000%, 7/28/2030	921,736
350,000	[3,4]	Gol Finance, Sr. Unsecd. Note, REGS, 7.000%, 1/31/2025	58,738
1,000,000		Grupo Aeromexico SAB de CV, Sr. Secd. Note, REGS, 8.500%, 3/17/2027	981,169
1,800,000		Latam Airlines Group S.A., Sec. Fac. Bond, 144A, 13.375%, 10/15/2027	2,004,077
		TOTAL	3,965,720
		Airport—0.3%
1,315,000		Delhi Intl Airport, REGS, 6.450%, 6/4/2029	1,282,092
1,250,000		GMR Hyderabad International Airport Ltd., REGS, 4.250%, 10/27/2027	1,154,688
500,000		GMR Hyderabad International Airport Ltd., Term Loan - 1st Lien, 144A, 4.750%, 2/2/2026	482,735
		TOTAL	2,919,515
		Automotive—0.6%
4,810,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 6.200%, 9/21/2030	4,900,506
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	234,901
1,000,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	783,003
		TOTAL	5,918,410
		Banking—1.7%
800,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	743,702
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$2,000,000	[1,5]	Akbank TAS, 144A, 9.368% (5-year Constant Maturity Treasury +5.270%), 3/14/2029	$1,982,840
2,300,000	[3,4,6]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	115,000
500,000	[1]	Banc Credito Inversiones, Jr. Sub. Deb., 144A, 8.750%, 2/8/2029	512,762
1,300,000	[1]	Banco Bilbao Vizcaya Argentaria S.A., Jr. Sub. Note, 9.375%, 3/19/2029	1,368,529
500,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 6.250%, 4/8/2029	496,403
1,000,000		Banco Continental, Sr. Unsecd. Note, 144A, 2.750%, 12/10/2025	940,699
2,000,000	[1]	BANCO Del Estado -Chile, Jr. Sub. Note, 144A, 7.950%, 5/2/2029	2,016,250
200,000	[1]	Banco General S.A., Jr. Sub. Note, 144A, 5.250%, 5/7/2031	167,843
500,000		Banco Industrial, Sub., 144A, 4.875%, 1/29/2031	479,105
1,000,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	964,331
2,100,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2032	1,851,812
1,500,000		Itau Unibanco Holding S.A., Jr. Sub. Note, REGS, 7.721%, 6/12/2072	1,486,702
200,000	[1]	Itau Unibanco Holding S.A., Sr. Unsecd. Note, REGS, 4.625%, 2/27/2025	188,122
500,000		Kookmin Bank, Sub. Note, REGS, 2.500%, 11/4/2030	406,981
1,000,000		Mashreqbank PSC, Sub., 7.875%, 2/24/2033	1,053,179
1,000,000		Shinhan Bank, Sub., 144A, 5.750%, 4/15/2034	970,445
1,800,000	[1,3,4,6]	SovCo Capital Partners B.V., Jr. Sub. Note, 144A, 7.600%, 2/17/2027	90,000
1,800,000	[1,5]	Yapi ve Kredi Bankasi A.S., Jr. Sub. Note, 144A, 9.743% (5-year Constant Maturity Treasury +5.499%), 4/4/2029	1,798,056
		TOTAL	17,632,761
		Basic Industry - Metals & Mining—0.1%
1,000,000		Antofagasta PLC, 144A, 6.250%, 5/2/2034	1,001,000
		Beverage & Tobacco—0.1%
1,000,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, REGS, 5.250%, 4/27/2029	934,445
		Building & Development—0.2%
2,000,000		Aldar Sukuk (No. 2) Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 10/22/2029	1,844,462
		Building Materials—1.0%
500,000		Cemex SAB de CV, Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	483,054
3,600,000		Cemex SAB de CV, Sr. Sub. Note, 144A, 9.125%, 6/14/2072	3,865,543
4,000,000		Cemex SAB de CV, Sr. Unsecd. Note, REGS, 5.200%, 9/17/2030	3,789,794
2,000,000	[1]	Cemex SAB de CV, Sub., REGS, 5.125%, 6/8/2026	1,924,610
		TOTAL	10,063,001
		Chemicals & Plastics—2.5%
2,200,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, 144A, 6.990%, 2/20/2032	1,653,580
1,200,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	948,624
3,300,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 1/12/2031	3,356,664
1,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 4.500%, 1/10/2028	893,634
2,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 4.500%, 1/31/2030	1,687,741
1,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 5.875%, 1/31/2050	749,197
1,900,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 7.250%, 2/13/2033	1,802,555
1,500,000	[1]	Braskem Netherlands Finance B.V., Sub., REGS, 8.500%, 10/24/2025	1,471,821
3,300,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	2,745,801
2,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	2,376,190
1,900,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	1,912,065
1,100,000		Sociedad Quimica Y Minera de Chile, Sr. Unsecd. Note, 144A, 6.500%, 11/7/2033	1,103,585
500,000	[3,4]	UNIGEL Luxembourg S.A., Sr. Unsecd. Note, REGS, 8.750%, 10/1/2026	159,500
1,250,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.375%, 2/14/2031	1,275,658
3,500,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.500%, 10/6/2028	3,622,248
		TOTAL	25,758,863
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Conglomerates—0.2%
$2,100,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	$2,119,740
		Consumer Products—0.1%
600,000		Meituan, Sr. Unsecd. Note, 144A, 3.050%, 10/28/2030	506,929
1,000,000		Melco Resorts Finance, Sr. Unsecd. Note, REGS, 5.375%, 12/4/2029	894,913
		TOTAL	1,401,842
		Ecological Services & Equipment—0.3%
2,250,000		Medco Maple Tree Pte Ltd., Sr. Unsecd. Note, 144A, 8.960%, 4/27/2029	2,306,232
500,000		Medco Maple Tree Pte Ltd., Sr. Unsecd. Note, REGS, 8.960%, 4/27/2029	512,496
		TOTAL	2,818,728
		Electronics—0.1%
500,000		SK Hynix, Inc., Sr. Unsecd. Note, REGS, 6.375%, 1/17/2028	506,376
500,000		SK Hynix, Inc., Sr. Unsecd. Note, REGS, 6.500%, 1/17/2033	514,987
		TOTAL	1,021,363
		Equipment Lease—0.0%
500,000	[3,4]	Unifin Financiera S.A. de, Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	37,250
		Finance—0.4%
300,000		Azul Secured Finance LLP, 144A, 10.875%, 5/28/2030	244,391
350,000		Azul Secured Finance LLP, Sec. Fac. Bond, 144A, 11.930%, 8/28/2028	347,894
3,110,000	[3,4]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	427,625
60,000	[3,4]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 9.500%, 2/7/2026	8,400
500,000		Inversiones Atlantida S.A., Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	489,750
2,000,000	[1]	NBK Tier 1 Ltd., Jr. Sub. Note, REGS, 3.625%, 8/24/2026	1,837,460
1,000,000		SISECAM UK PLC, Sr. Unsecd. Note, 144A, 8.625%, 5/2/2032	1,014,865
		TOTAL	4,370,385
		Finance - Retail—0.2%
2,500,000		Ct Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	2,173,799
		Financial Intermediaries—0.0%
375,000		Mx Remit Fund Fiduc Est, Sr. Note, 144A, 4.875%, 1/15/2028	339,336
		Food Products—1.1%
2,600,000		Brf S.A., Sr. Secd. Note, REGS, 4.875%, 1/24/2030	2,291,981
1,000,000		Brf S.A., Sr. Unsecd. Note, REGS, 5.750%, 9/21/2050	757,167
1,100,000		Cosan Luxembourg S.A., Sr. Unsecd. Note, 144A, 7.250%, 6/27/2031	1,104,368
1,500,000		JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2030	1,449,020
900,000		JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	918,769
1,500,000		JBS USA Lux S.A. / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, REGS, 6.750%, 3/15/2034	1,531,281
1,150,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.875%, 9/13/2033	1,180,288
2,500,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, REGS, 4.375%, 3/18/2031	2,034,896
		TOTAL	11,267,770
		Food Services—0.5%
2,400,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	2,426,782
2,000,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 3.950%, 1/29/2031	1,606,013
2,000,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	1,606,013
		TOTAL	5,638,808
		Government Agency—0.2%
1,500,000		AES Andes S.A., Sr. Unsecd. Note, 144A, 6.300%, 3/15/2029	1,480,043
384,615		Provincia De Mendoza, REGS, 5.750%, 3/19/2029	308,654
		TOTAL	1,788,697
		Hotels, Motels, Inns & Casinos—0.1%
588,828		Grupo Posadas SA de C.V., REGS, 7.000%, 12/30/2027	543,930
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Industrial Products & Equipment—0.1%
$952,370		International Airport S.A., REGS, 12.000%, 3/15/2033	$1,016,335
		Insurance—0.1%
1,510,000	[1]	AIA Group Ltd., Sub., Series GMTN, 2.700%, 4/7/2026	1,402,053
		Metals & Mining—2.0%
3,500,000		CSN Resources S.A., Sr. Unsecd. Note, 144A, 8.875%, 12/5/2030	3,511,697
1,500,000		CSN Resources S.A., Sr. Unsecd. Note, REGS, 5.875%, 4/8/2032	1,254,435
200,000		Endeavour Mining PLC, Sr. Unsecd. Note, 144A, 5.000%, 10/14/2026	188,500
4,050,000		JSW Steel Ltd., Sr. Unsecd. Note, REGS, 5.050%, 4/5/2032	3,467,938
1,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	1,455,266
6,803,994		Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	6,214,338
1,200,000		Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.000%, 11/16/2026	1,075,032
987,000		Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 13.875%, 1/21/2027	925,868
252,000		Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 13.875%, 12/9/2028	229,396
1,974,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 13.875%, 12/9/2028	1,752,507
500,000		Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 9.250%, 4/23/2026	404,079
		TOTAL	20,479,056
		Oil & Gas—3.0%
2,766,221		AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	2,664,948
1,000,000		Borr IHC Ltd. / Borr Finance LLC, Sec. Fac. Bond, REGS, 10.000%, 11/15/2028	1,037,317
800,000		Energian Israel Finance Ltd., Sec. Fac. Bond, 8.500%, 9/30/2033	771,811
1,000,000		Energian Israel Finance, Sec. Fac. Bond, 5.875%, 3/30/2031	855,170
1,549,000		Gran Tierra Energy, Inc., 1st Priority Sr. Secd. Note, 144A, 9.500%, 10/15/2029	1,458,763
5,140,740		Guara Norte S.a.r.l, Sr. Note, 144A, 5.198%, 6/15/2034	4,664,161
1,200,000		Hunt Oil Co. of Peru, Sr. Unsecd. Note, 144A, 8.550%, 9/18/2033	1,276,922
1,000,000		Indika Energy TBK, Sr. Unsecd. Note, 144A, 8.750%, 5/7/2029	987,827
1,800,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	1,720,898
1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.750%, 5/1/2027	974,692
1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, REGS, 7.125%, 4/4/2026	969,206
2,186,728		MC Brazil Downstream Trading S.a.r.l, Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,896,150
950,752		MC Brazil Downstream Trading S.a.r.l, Sec. Fac. Bond, REGS, 7.250%, 6/30/2031	824,413
898,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, 144A, 6.950%, 11/12/2028	859,906
500,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, REGS, 6.950%, 11/12/2028	478,789
967,632		Mv24 Captial B.V., Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	890,761
1,214,000		Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	1,143,285
850,000		Pan American Energy LLC, Sr. Unsecd. Note, 144A, 8.500%, 4/30/2032	857,650
1,600,000		Puma International Financing S.A., Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	1,620,432
1,500,000		Reliance Industries Ltd., Sr. Unsecd. Note, 144A, 2.875%, 1/12/2032	1,235,229
500,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	484,337
1,650,000		Sierracol Energy Andina, LLC, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	1,429,681
1,000,000		Tupras Turkiye Petrol Rafinerileri A.S., Sr. Unsecd. Note, REGS, 4.500%, 10/18/2024	992,750
700,000		Vivo Energy Investments, Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	664,720
		TOTAL	30,759,818
		Other—0.1%
1,000,000		ENERGO PRO AS, Sr. Unsecd. Note, 144A, 11.000%, 11/2/2028	1,085,000
		Paper Products—0.3%
1,500,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	1,226,952
1,500,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 7.000%, 4/3/2049	1,462,776
		TOTAL	2,689,728
		Pharmaceuticals—0.1%
1,200,000		Teva Pharmaceutical Finance LLC, Sr. Unsecd. Note, 6.150%, 2/1/2036	1,141,029
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$200,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 8.125%, 9/15/2031	$216,082
		TOTAL	1,357,111
		Rail Industry—0.0%
161,980		Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	193,688
		Real Estate—0.1%
1,000,000	[3,4]	Country Garden Holdings Co., 3.300%, 1/12/2031	60,740
2,100,000	[3,4]	Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 12/31/2099	63,000
1,000,000		Trust Fibrauno, Sr. Unsecd. Note, REGS, 4.869%, 1/15/2030	871,069
		TOTAL	994,809
		Retailers—0.4%
800,000	[3,4]	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 1/22/2025	6,000
750,000		Grupo Axo Sa De Cv, Sr. Unsecd. Note, REGS, 5.750%, 6/8/2026	722,187
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	758,411
2,700,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	2,611,499
1,200,000	[3,4]	Sri Rejeki Isman Tbk, Sr. Unsecd. Note, REGS, 7.250%, 1/16/2025	36,000
		TOTAL	4,134,097
		Technology Services—0.5%
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	390,089
2,000,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	1,789,961
2,500,000		Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	2,342,267
1,300,000		Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,134,371
		TOTAL	5,656,688
		Telecommunications & Cellular—2.2%
12,000,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 9.500%, 1/27/2031	651,460
1,000,000		Bharti Airtel Ltd., Sr. Unsecd. Note, REGS, 3.250%, 6/3/2031	856,167
1,000,000		Digicel Intermediate Holdings Ltd., 12.000%, 5/25/2027	970,716
2,300,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 6.250%, 11/29/2028	1,992,830
2,300,000		IHS Holding Ltd., Sr. Unsecd. Note, REGS, 5.625%, 11/29/2026	2,120,163
3,000,000		IHS Netherlands Holdco B.V., Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	2,834,250
5,500,000		IHS Netherlands Holdco B.V., Sr. Unsecd. Note, REGS, 8.000%, 9/18/2027	5,196,125
1,000,000		Millicom International Cellular S. A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	835,128
1,300,000		Telecom of Trin & Tobago, Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	1,261,176
800,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	789,336
200,000		Total Play Telecom, Sec. Fac. Bond, 144A, 10.500%, 12/31/2028	161,414
500,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	498,775
4,000,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 6.875%, 2/28/2025	4,006,000
		TOTAL	22,173,540
		Transportation—0.8%
1,939,400		Acu Petroleo Luxembourg, Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	1,858,055
3,562,000		Avianca Midco 2 PLC, REGS, 9.000%, 12/1/2028	3,366,244
2,000,000		Mersin Uluslararasi Liman Isletmeciligi A.s., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2028	2,057,120
1,100,000		Simpar Europe S.A., Sr. Unsecd. Note, 144A, 5.200%, 1/26/2031	880,770
		TOTAL	8,162,189
		Utilities—2.0%
578,000	[1]	AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 4/7/2025	563,258
1,310,750		Empresa Electrica Cochra, 144A, 5.500%, 5/14/2027	1,268,080
990,000		Enfragen Energia Sur S.A., Sr. Secd. Note, 144A, 5.375%, 12/30/2030	810,682
890,000		Engie Energia Chile S.A., Sr. Unsecd. Note, 144A, 6.375%, 4/17/2034	880,410
1,400,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	1,341,508
1,820,000		Greenko Dutch B.V., REGS, 3.850%, 3/29/2026	1,701,700
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$2,970,000		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	$2,655,437
1,000,000		Grupo Energia Bogota, Sr. Unsecd. Note, 144A, 7.850%, 11/9/2033	1,084,554
445,000		Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	433,068
2,200,000	[3,4]	Light Servicos Energia, Sr. Unsecd. Note, REGS, 4.375%, 6/18/2026	1,129,095
193,550		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	186,626
1,450,000		Minejesa Capital B.V., Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,257,728
929,800		Minejesa Capital B.V., Term Loan - 1st Lien, REGS, 4.625%, 8/10/2030	870,397
1,614,008		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,540,765
1,500,000		OMGRID Funding Ltd., Sr. Unsecd. Note, REGS, 5.196%, 5/16/2027	1,463,643
877,000		ReNew Power Ltd., Term Loan - 1st Lien, REGS, 5.875%, 3/5/2027	842,585
1,000,000		Rio Energy S.A. / UGEN S.A./ UENS.A. S.A., 144A, 6.875%, 2/1/2025	775,534
1,454,600		Termocandelaria Power, Sr. Unsecd. Note, REGS, 7.875%, 1/30/2029	1,441,947
		TOTAL	20,247,017
		TOTAL CORPORATE BONDS (IDENTIFIED COST $228,582,988)	223,910,954
		COMMON STOCKS—0.1%
		Automotive—0.1%
2,300,000		Tenedora Nemak SA de CV	398,757
		Chemicals & Plastics—0.0%
4,716		Sociedad Quimica Y Minera de Chile, ADR	215,474
		Consumer Products—0.0%
191,350	[4,6]	ATENTO LUXCO 1 S.A.	0
		Food Products—0.0%
125,353		Minerva S.A.	147,741
		Telecommunications & Cellular—0.0%
11,153	[4,6]	DIGICEL HOLDINGS BERMUDA LTD	16,729
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,319,770)	778,701
		PURCHASED CALL OPTION—0.0%
3,150,000		UBS USD CALL/CHF PUT (CALL-Option), Notional Amount $84,577,500, Exercise Price $0.8905, Expiration Date 9/18/2024 (IDENTIFIED COST $27,468)	77,487
		PURCHASED PUT OPTION—0.0%
1,100,000		UBS CHF PUT / JPY CALL (PUT-Option), Notional Amount $29,535,000, Exercise Price $160, Expiration Date 7/5/2024 (IDENTIFIED COST $13,921)	2,294
		EXCHANGE-TRADED FUNDS—2.1%
237,973		iShares JP Morgan USD Emerging Markets Bond Fund ETF	20,739,347
8,777		iShares MSCI Emerging Markets ETF	359,769
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $21,125,177)	21,099,116
		INVESTMENT COMPANY—1.1%
11,616,057		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.34%[7] (IDENTIFIED COST $11,616,057)	11,616,057
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $993,722,434)[8]	1,016,701,934
		OTHER ASSETS AND LIABILITIES - NET—0.9%[9]	8,919,374
		TOTAL NET ASSETS—100%	$1,025,621,308
Semi-Annual Shareholder Report

At April 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	15	$1,571,133	June 2024	$(31,207)
United States Treasury Notes 10-Year Long Futures	20	$2,148,750	June 2024	$(50,045)
Short Futures:
United States Treasury Long Bond Short Futures	12	$1,365,750	June 2024	$49,873
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(31,379)
At April 30, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/2/2024	UBS AG	6,881,563	NOK	$625,000	$(5,514)
5/2/2024	UBS AG	6,867,141	NOK	$625,000	$(6,812)
6/4/2024	Morgan Stanley Capital	8,260,000	BRL	$1,627,907	$(41,534)
6/12/2024	Bank Of America, N.A.	749,951	AUD	$500,000	$(13,586)
6/12/2024	Bank of New York	458,324	EUR	$500,000	$(10,077)
6/12/2024	Bank Of America, N.A.	806,322	NZD	$500,000	$(24,877)
6/20/2024	Morgan Stanley Capital	44,612,010	MXN	$2,572,244	$12,136
6/21/2024	Credit Agricole	773,136,000	CLP	$787,436	$17,493
6/21/2024	UBS AG	1,483,967,699	CLP	$1,556,053	$(11,061)
6/24/2024	State Street Bank & Trust Co.	16,783,630,473	IDR	$1,030,974	$(125)
Contracts Sold:
5/2/2024	UBS AG	6,822,556	NOK	$625,000	$10,826
5/2/2024	UBS AG	6,842,281	NOK	$625,000	$9,050
6/4/2024	Credit Agricole	28,402,322	BRL	$5,617,903	$163,101
6/4/2024	State Street Bank & Trust Co.	8,260,000	BRL	$1,654,855	$68,482
6/12/2024	Bank Of America, N.A.	866,790	CHF	$1,000,000	$52,817
6/12/2024	Bank Of America, N.A.	897,820	CHF	$1,000,000	$18,909
6/12/2024	Bank Of America, N.A.	454,928	EUR	$500,000	$13,707
6/20/2024	Morgan Stanley Capital	3,000,000,000	COP	$757,163	$(1,967)
6/20/2024	Morgan Stanley Capital	5,610,529,807	COP	$1,432,442	$12,736
6/20/2024	Morgan Stanley Capital	5,400,000	EUR	$5,905,499	$131,144
6/20/2024	Bank Of America, N.A.	1,570,000	EUR	$1,712,929	$34,088
6/20/2024	Morgan Stanley Capital	12,000,000	MXN	$714,977	$19,816
6/20/2024	State Street Bank & Trust Co.	32,612,010	MXN	$1,899,438	$10,220
6/21/2024	Barclays Bank PLC	773,136,000	CLP	$799,124	$(5,806)
6/21/2024	Barclays Bank PLC	5,826,116	PEN	$1,569,968	$23,278
6/21/2024	Citibank N.A.	5,000,000	PEN	$1,360,655	$33,279
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$509,723
Semi-Annual Shareholder Report

At April 30, 2024, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 04/30/2024[10]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Bank	Republic of Colombia	Buy	1.000%	12/20/2028	2.84%	$9,800,000	$687,954	$881,537	$(193,582)
Barclays Bank	Republic of Indonesia	Buy	1.000%	06/20/2029	0.75%	$4,000,000	$(44,404)	$(31,740)	$(12,664)
Citigroup	Federative Republic of Brazil	Buy	1.000%	06/20/2029	2.91%	$2,000,000	$163,908	$170,702	$(6,795)
Morgan Stanley	Republic of Peru	Buy	1.000%	06/20/2029	0.81%	$4,000,000	$(30,424)	$(23,368)	$(7,056)
TOTAL CREDIT DEFAULT SWAPS							$777,034	$997,131	$(220,097)
At April 30, 2024, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Option:
UBS	UBS USD PUT/CHF CALL PUT	(3,150,000)	$84,577,500	September 2024	$0.85	$(5,853)
(Premium Received $26,586)						$(5,853)
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts and the value of Swap Contracts and Written Options Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2023	$177,755
Purchases at Cost	$292,575,203
Proceeds from Sales	$(281,134,888)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$(2,013)
Value as of 4/30/2024	$11,616,057
Shares Held as of 4/30/2024	11,616,057
Dividend Income	$377,155

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Zero coupon bond, reflects effective rate at time of purchase.
3	Issuer in default.
4	Non-income-producing security.
5	Floating/variable note with current rate and current maturity or next reset date shown.
6
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $978,604,244.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Shareholder Report

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$759,217,325	$—	$759,217,325
Corporate Bonds	—	223,705,954	205,000	223,910,954
Purchased Call Option	—	77,487	—	77,487
Purchased Put Option	—	2,294	—	2,294
Exchange-Traded Funds	21,099,116	—	—	21,099,116
Equity Securities:
Common Stocks
International	761,972	—	16,729	778,701
Investment Company	11,616,057	—	—	11,616,057
TOTAL SECURITIES	$33,477,145	$983,003,060	$221,729	$1,016,701,934
Other Financial Instruments:
Assets
Futures Contracts	$49,873	$—	$—	$49,873
Foreign Exchange Contracts	—	631,082	—	631,082
Swap Contracts	—	851,862	—	851,862
Liabilities
Futures Contracts	(81,252)	—	—	(81,252)
Foreign Exchange Contracts	—	(121,359)	—	(121,359)
Swap Contracts	—	(74,828)	—	(74,828)
Written Options Contracts	—	(5,853)	—	(5,853)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(31,379)	$1,280,904	$—	$1,249,525

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BRL	—Brazilian Real
CHF	—Swiss Franc
CJSC	—Closed Joint Stock Company
CLP	—Chilean Peso
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
LLP	—Limited Liability Partnership
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Nuevo Sol
PLC	—Public Limited Company
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.58	$7.37	$9.93	$9.78	$9.97	$9.28
Income From Investment Operations:
Net investment income (loss)[1]	0.35	0.67	0.61	0.62	0.58	0.54
Net realized and unrealized gain (loss)	0.77	0.14	(2.60)	0.15	(0.25)	0.68
TOTAL FROM INVESTMENT OPERATIONS	1.12	0.81	(1.99)	0.77	0.33	1.22
Less Distributions:
Distributions from net investment income	(0.34)	(0.60)	(0.57)	(0.62)	(0.52)	(0.53)
Net Asset Value, End of Period	$8.36	$7.58	$7.37	$9.93	$9.78	$9.97
Total Return[2]	14.96%	10.93%	(20.63)%	7.82%	3.48%	13.41%
Ratios to Average Net Assets:
Net expenses[3]	0.04%[4]	0.05%	0.06%	0.05%	0.05%	0.05%
Net investment income	8.59%[4]	8.51%	6.97%	6.07%	5.90%	5.54%
Expense waiver/reimbursement[5]	—%	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,025,621	$539,779	$716,217	$1,150,585	$861,056	$842,908
Portfolio turnover[6]	19%	107%	64%	54%	104%	87%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $11,616,057 of investments in affiliated holdings* (identified cost $993,722,434, including $11,616,057 of identified cost in affiliated holdings)	$1,016,701,934
Cash denominated in foreign currencies (identified cost $227,106)	221,218
Income receivable	15,260,632
Income receivable from affiliated holdings	63,679
Swaps, at value (premium paid $1,052,239)	851,862
Unrealized appreciation on foreign exchange contracts	631,082
Total Assets	1,033,730,407
Liabilities:
Payable for investments purchased	6,870,853
Written options outstanding, at value (premium received $26,586)	5,853
Unrealized depreciation on foreign exchange contracts	121,359
Payable to bank	3,575
Due to broker	58,064
Payable for variation margin on futures contracts	6,231
Payable for periodic payments to swap contracts	23,100
Swaps, at value (premium received $55,108)	74,828
Income distribution payable	752,077
Payable for Directors’/Trustees’ fees (Note 5)	1,189
Accrued expenses (Note 5)	191,970
Total Liabilities	8,109,099
Net assets for 122,701,952 shares outstanding	$1,025,621,308
Net Assets Consist of:
Paid-in capital	$1,151,781,781
Total distributable earnings (loss)	(126,160,473)
Total Net Assets	$1,025,621,308
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,025,621,308 ÷ 122,701,952 shares outstanding, no par value, unlimited shares authorized	$8.36

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2024 (unaudited)

Investment Income:
Interest	$37,062,746
Dividends (including $377,155 received from affiliated holdings* and net of foreign taxes withheld of $92,627)	733,069
TOTAL INCOME	37,795,815
Expenses:
Administrative fee (Note 5)	4,923
Custodian fees	45,949
Transfer agent fees	18,257
Directors’/Trustees’ fees (Note 5)	2,529
Auditing fees	20,727
Legal fees	5,844
Portfolio accounting fees	73,927
Printing and postage	10,084
Commitment fee	2,299
Miscellaneous (Note 5)	8,694
TOTAL EXPENSES	193,233
Net investment income	37,602,582
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments (including net realized loss of $(2,013) on sales of investments in affiliated holdings*)	2,065,801
Net realized loss on foreign currency transactions	(103,910)
Net realized gain on foreign exchange contracts	89,594
Net realized loss on futures contracts	(594,577)
Net realized gain on swap contracts	106,609
Net change in unrealized depreciation of investments	72,479,849
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(15,286)
Net change in unrealized appreciation of foreign exchange contracts	459,905
Net change in unrealized depreciation of futures contracts	321,082
Net change in unrealized appreciation of written options	20,733
Net change in unrealized appreciation of swap contracts	(291,938)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	74,537,862
Change in net assets resulting from operations	$112,140,444

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2024	Year Ended 10/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$37,602,582	$65,511,037
Net realized gain (loss)	1,563,517	(54,181,562)
Net change in unrealized appreciation/depreciation	72,974,345	73,820,982
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	112,140,444	85,150,457
Distributions to Shareholders	(36,378,269)	(57,626,897)
Share Transactions:
Proceeds from sale of shares	418,480,500	277,095,900
Net asset value of shares issued to shareholders in payment of distributions declared	31,548,100	49,422,482
Cost of shares redeemed	(39,948,420)	(530,480,487)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	410,080,180	(203,962,105)
Change in net assets	485,842,355	(176,438,545)
Net Assets:
Beginning of period	539,778,953	716,217,498
End of period	$1,025,621,308	$539,778,953
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Emerging Markets Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
The primary investment objective of the Fund is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Shareholder Report

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage country, duration, security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $12,328,571. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage security risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,628,878 and $3,564,494, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $145,389 and $293,116, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums received/paid for writing/purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Purchased option contracts outstanding at period end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments
The average market value of purchased put and call options held by the Fund throughout the period was $8,689 and $18,403, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $3,109 and $0, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$31,379*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	631,082	Unrealized depreciation on foreign exchange contracts	121,359
Foreign exchange contracts		—	Written options outstanding, at value	5,853
Foreign exchange contracts	Purchased options, within Investment in securities, at value	79,781		—
Semi-Annual Shareholder Report

Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Swaps, at value	$851,862	Swaps, at value	$74,828
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,562,725		$233,419

*
Includes net cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$—	$(594,577)	$—	$—	$(594,577)
Foreign exchange contracts	—	—	89,594	(80,620)	8,974
Credit contracts	106,609	—	—	—	106,609
TOTAL	$106,609	$(594,577)	$89,594	$(80,620)	$(478,994)

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$321,082	$—	$—	$—	$321,082
Foreign exchange contracts	—	—	459,905	51,886	20,733	532,524
Credit contracts	(291,938)	—	—	—	—	(291,938)
TOTAL	$(291,938)	$321,082	$459,905	$51,886	$20,733	$561,668

1	The net change in unrealized appreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of April 30, 2024, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$631,082	$(107,771)	$—	$523,311
Purchased Options Contracts	79,781	(5,853)	—	73,928
Swap Contracts	851,862	(44,404)	—	807,458
TOTAL	$1,562,725	$(158,028)	—	$1,404,697

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Foreign Exchange Contracts	$121,359	$(107,771)	$—	$13,588
Written Option Contracts	5,853	(5,853)	—	—
Swap Contracts	74,828	(44,404)	—	30,424
TOTAL	$202,040	$(158,028)	—	$44,012
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2024	Year Ended 10/31/2023
Shares sold	52,413,406	35,063,176
Shares issued to shareholders in payment of distributions declared	3,820,001	6,265,613
Shares redeemed	(4,770,888)	(67,308,523)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	51,462,519	(25,979,734)
4. FEDERAL TAX INFORMATION
At April 30, 2024, the cost of investments for federal tax purposes was $978,604,244. The net unrealized appreciation of investments for federal tax purposes was $38,376,670. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $71,192,729 and unrealized depreciation from investments for those securities having an excess of cost over value of $32,816,059. The amounts presented are inclusive of derivative contracts.
As of October 31, 2023, the Fund had a capital loss carryforward of $159,156,248 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$47,011,994	$112,144,254	$159,156,248
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2024, the Sub-Adviser earned a fee of $860,118.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of April 30, 2024, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2024, were as follows:
Purchases	$543,397,577
Sales	$163,033,581
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2024, the Fund had no outstanding loans. During the six months ended April 30, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the six months ended April 30, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Semi-Annual Shareholder Report

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period[1]
Actual	$1,000	$1,149.60	$0.21
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.66	$0.20

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.04%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
EMERGING MARKETS CORE FUND (THE “FUND”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below. The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Advisers or their affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Advisers or their affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the
Semi-Annual Shareholder Report

performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to factors and issuer
Semi-Annual Shareholder Report

engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the periods ended December 31, 2022, the Fund’s performance underperformed the Performance Peer Group median for the one-year period, and outperformed the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Emerging Markets Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedHermes.com/us under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedHermes.com/us under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Emerging Markets Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N887
Q453026 (6/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not Applicable
(b)	Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date June 21, 2024

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date June 21, 2024